Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the unaudited interim condensed consolidated financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to June 30, 2025 to the date of November 26, 2025, these unaudited interim condensed consolidated financial statements were issued, and has determined that it does not have any material events to disclose, except disclosed below or elsewhere in the notes to the unaudited interim condensed consolidated financial statements.

(a) Reverse Stock Split

On October 6, 2025, the Company effected the Reverse Stock Split of its ordinary shares at a ratio of 8-to-1. Trading of the common shares on Nasdaq on a split-adjusted basis began as of October 13, 2025. As a result of the Reverse Stock Split, each 8 shares of common shares were combined into one common share, and the total number of common shares outstanding were reduced from 25,976,936 ordinary shares to 3,247,117 ordinary shares. The Reverse Stock Split increased the par value share of the Company’s ordinary shares to US$0.0008 but did not change the total number of authorized ordinary shares.

(b) Purchase of office premises and motor vehicle parking spaces

Regarding the purchase of office premises and motor vehicle parking spaces on April 7, 2025, on October 13, 2025, the office premises and motor vehicle parking spaces were transferred to the Company. These assets had been pledged as security for a mortgage loan of $2,750,000 with interest of 1.2% per annum below HKD prime rate which was obtained to finance the purchase of the office premises and motor vehicle parking spaces.

(c) Change of controlling shareholders

On August 26, 2025, certain shareholders of the Company entered into a definitive share purchase agreement with Great Rank Limited to transfer in aggregate 16,712,000 ordinary shares of the Company to Great Rank Limited. The controlling shareholder was then changed from Mr. Yee Kit Chan to Mr. Yang Huaixi accordingly.

(d) Private offering

On November 7, 2025, PS International Group Ltd., an exempted company with limited liability incorporated under the laws of Cayman Islands, entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain purchasers (the “Purchasers”) identified therein for a private placement (the “Offering”) of up to 5,332,216 units, each consisting of (i) one ordinary share, par value $0.0008 per share of the Company (or at the election of the purchaser, one pre-funded warrant (the “Pre-Funded Warrant”) in lieu thereof) and (ii) one warrant (the “Warrant,”) to purchase up to two ordinary shares, at an offering price of US$1.80 per unit. The gross proceeds of the Offering are expected to be up to approximately US$9.6 million, before deducting placement agent fees and other offering expenses payable by the Company, excluding any proceeds from the exercise of any Pre-Funded Warrant or Warrant. The issuance of ordinary shares has a dilutive effect on the ownership percentage of existing shareholders. Given the Company was having a net loss for the six months ended June 30, 2025, the dilutive effect due to the issuance of ordinary shares, Pre-funded Warrant and Warrant will improve the pro forma basic and diluted earnings per share for the six months ended June 30, 2025. The Company is not a controlled company after the private offering.

The Company intends to use the net proceeds from the Offering for general corporate purposes, including working capital and business expansion. The Offering was closed on November 12, 2025.

Joseph Stone Capital, LLC is acting as the placement agent for the Offering.

In connection with the Offering, the Company issued an announcement on November 7, 2025 announcing the pricing of the Offering and a press release on November 13, 2025 announcing the closing of the Offering.

NOTE 22 — SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the audited consolidated financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to December 31, 2024 to the date of April 30, 2025, these audited consolidated financial statements were issued, and has determined that it does not have any material events to disclose, except disclosed below or elsewhere in the notes to the audited consolidated financial statements.

(a)	Purchase of office premises and motor vehicle parking spaces

On March 26, 2025, PSIHK, one of the Company’s Operating Subsidiaries, entered into several preliminary agreements for the sale and purchase with a seller regarding several office premises and motor vehicle parking spaces located in Hong Kong for a total consideration of approximately $5,512,000. The formal agreements were entered into on April 7, 2025.

(b)	Changes in tariff policies

On 2 April, 2025, the U.S. Government announced a 34% tariff on goods imported from China, on top of the existing 20% tariff on Chinese imports. On April 10, 2025, the U.S. Government further increased the tariffs to a total of 145% on goods imported from China. The management are currently assessing the impact such tariffs would have on the Company’s operations for the year ending December 31, 2025.